Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of key underlying assumptions

The following are the key underlying assumptions that were used:

	December 31, 2017	January 24, 2018	August 30, 2018	September 24, 2018
Dividend yield (%)	0	0	0	0
Expected volatility (%)	36.9	37.9	37.3	36.4
Risk free interest rate (%)	1.74	1.75	2.15	2.21
Strike price	1.00	1.00	1.00	1.00
Series B Preferred Stock price	1.13	1.10	0.44	0.38
Probability of if-converted scenario (%)	90	90	90	90
Probability assumed liquidation scenario (%)	10	10	10	10
Expected term of Option (years)	1.0	0.9	0.33	0.25
Option’s fair value per share	$0.33	$0.30	$0.04	$0.04

The following are the key underlying assumptions that were used:

Option Value:

	December 22, 2017	December 31, 2017
Dividend yield (%)	0	0
Expected volatility (%)	36.9	36.9
Risk free interest rate (%)	1.72	1.74
Strike price	1.00	1.00
Series B Preferred Stock price	1.24	1.13
Probability of if-converted scenario (%)	90	90
Probability assumed liquidation scenario (%)	10	10
Expected term of Option (years)	1.0	1.0

Schedule of mezzanine financing

The table below summarizes the change in the mezzanine financing during the year ended December 31, 2017:

December 31, 2017

Opening balance	$—
Proceeds from issuance of Series B Shares	1,500
Recognition of written call Option as a discount of Series B Shares	(1,500)
Amortization of discount	84
Accretion of cumulative dividend	3

Closing balance	$87

Schedule of stock options

A summary of stock option transactions under these plans during the nine months ended September 30, 2018 are as follows (unaudited):

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Term (in years)	Aggregate Intrinsic Value (*)
Outstanding at January 1, 2018	79,890	$94.51	3.6	$—

Granted	147,088	$0.98	9.5	$—
Exercised	—	—	—	—

Expired/cancelled	(149,588)	—	—	—
Outstanding at September 30, 2018	77,390	$95.27	3.6	$—
Exercisable at September 30, 2018	77,390	$95.27	3.6	$—

(*) The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of the third quarter of 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on September 30, 2018. This amount is impacted by the changes in the fair value of the Company’s shares.

A summary of stock option transactions under the Non-Employee Director Stock Option Plan and the 2005 Equity Plan during the years ended December 31, 2017 and 2016 were as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2015	150,138	67.99
Granted	—	—
Exercised	—	—
Expired/cancelled	(15,988)	82.26
Outstanding at December 31, 2016	134,150	$85.22
Granted	—	—
Exercised	—	—
Expired/cancelled	(133,150)	91.43
Outstanding at December 31, 2017	1,000	$75.00
Exercisable at December 31, 2017	800	$75.00

Schedule of nonvested restricted stock

A summary of non-vested restricted stock during the years ended December 31, 2017 and 2016, were as follows:

	Shares of restricted stock	Weighted Average Grant-Date Fair Value
Non-vested at December 31, 2015	258,572	10.57
Granted	—	—
Vested/cancelled	(129,211)	10.04
Non-vested at December 31, 2016	129,361	11.11
Granted	—	—
Vested/cancelled	(122,861)	14.69
Non-vested at December 31, 2017	6,500	9.25

Schedule of reflects the components of the Option to purchase Redeemable Convertible B Preferred Stock

The following tabular presentation reflects the activity in the Option to purchase Series B Shares during the nine months ended September 30, 2018 -

Fair value of Option to purchase Series B Shares
(Unaudited)
Opening balance, January 1, 2018	$4,390
Partial exercise of Series B Shares written call option	(681)
Revaluation of option to purchase Series B Shares	(3,288)
Extinguishment of option to purchase Series B Shares (*)	(421)

Closing balance, September 30, 2018	$—

(*) On September 24, 2018, the OFI Purchase Agreement was superseded by the Remediation Agreement entered into with OFI and Note Holders. Consequently, the option to purchase Series B Shares has been extinguished, as described below in more details.

Activity in the account redeemable convertible preferred stock Series B for the nine months ended September 30, 2018, is outlined in the below table -

September 30, 2018
(Unaudited)

Opening balance, January 1, 2018	$87
Proceeds from issuance of Series B Shares at the Second Date and Third Date	2,325
Accretion of Series B Shares to redemption value	2,001
Partial exercise of Series B Shares written call option at the Second Date and Third Date	681
Conversion of Series B Shares into Common Stock (*)	(2,553)
Dividend on Series B Shares	177
Cancellation of Series B Shares in exchange for Series D Preferred Stock (**)	(2,718)

Closing balance, September 30, 2018	$—

(*) Under the OFI Purchase Agreement, the Series B Preferred Stock, up to the stated limits, would automatically convert to the Company’s common stock on May 31, 2018. Consequently, 1,869,663 shares of Series B Preferred Stock held by OFI would have been converted into 2,965,301 shares, or 19.99% of the then 11,868,619 outstanding shares of common stock as of May 31, 2018, which is the applicable conversion date under the OFI Purchase Agreement. The then remaining 1,855,337 unconverted shares of the Series B Preferred Stock remained as mezzanine and accrued a preferred dividend until September 24, 2018, when the Series B shares were withdrawn and Series D preferred shares were issued in replacement, as described below in more details.

(**) On September 24, 2018, the OFI Purchase Agreement was superseded by the Remediation Agreement entered into with OFI and Note Holders. Consequently, the Series B Shares have been withdrawn and Series D Shares were issued in replacement, as described below in more details.